SHARE-BASED COMPENSATION (Details 4) - $ / shares		6 Months Ended	12 Months Ended
		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Issued And Outstanding, Beginning Balance		20,888,394
Vested, Beginning Balance	[1]	897,294
Issued And Outstanding, Granted		19,288,397
Vested, Granted	[1]
Weighted Average fair Value, Granted		$ 0.32
Issued And Outstanding, Forfeiture of Restricted Stock	[2]	(5,218,765)
Vested, Forfeiture of Restricted Stock	[1],[2]
Weighted Average fair Value, Forfeiture of Restricted Stock	[2]	(0.37)
Issued And Outstanding, Redemption of Vested Stock		(9,284,306)
Vested, Redemption of Vested Stock	[1]	(9,284,306)
Weighted Average fair Value, Redemption of Vested Stock		(0.44)
Vesting of Restricted Stock
Vested, Vesting of Restricted Stock	[1]	9,004,649
WeightedAverage Fair Value, Vesting of Restricted Stock		0.41
Issued And Outstanding, Ending Balance		25,673,720
Vested, Ending Balance	[1]	617,667
Weighted-Average Volatility		52.60%
Medmen Enterprises Inc. [Member]
Issued And Outstanding, Beginning Balance			7,159,164	1,018,861
Vested, Beginning Balance			192,459	2,962
Issued And Outstanding, Granted			31,632,112	7,443,954
Vested, Granted
Weighted Average fair Value, Granted			$ 0.17	$ 0.73
Issued And Outstanding, Forfeiture of Restricted Stock			(6,244,589)	(974,103)
Vested, Forfeiture of Restricted Stock
Weighted Average fair Value, Forfeiture of Restricted Stock			(0.19)	(2.69)
Issued And Outstanding, Redemption of Vested Stock			(11,658,293)	(329,548)
Vested, Redemption of Vested Stock			(11,658,293)	(329,548)
Weighted Average fair Value, Redemption of Vested Stock			(0.21)	(3.14)
Vested, Vesting of Restricted Stock			10,680,711	519,045
WeightedAverage Fair Value, Vesting of Restricted Stock			0.24	2.28
Issued And Outstanding, Ending Balance			20,888,394
Vested, Ending Balance			(785,123)
Weighted-Average Stock Price				$ 2.65
Weighted-Average Probability				6.00%
Weighted-Average Term in Years				3 years
Weighted-Average Volatility			90.01%	83.30%

[1]	Restricted stock units were issued on September 24, 2021 and vests 37.5% on the first anniversary, 12.5% on the second anniversary, 37.5% on the third anniversary, and 12.5% on the fourth anniversary of the grant date.
[2]	Restricted stock units were forfeited upon resignation of certain employees prior to their vesting during the six months ended December 25, 2021.